THE ADVISORS' INNER CIRCLE FUND

ALPHAONE U.S. EQUITY LONG SHORT FUND
(THE “FUND”)

SUPPLEMENT DATED NOVEMBER 1, 2012 TO THE
INVESTOR CLASS, I CLASS AND R CLASS SHARES PROSPECTUS DATED MARCH 1, 2012

This Supplement provides new and additional information beyond that contained in the Investor Class, I Class and R Class Shares Prospectus dated March 1, 2012 (the “Prospectus”) and should be read in conjunction with the Prospectus.
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Effective November 1, 2012, Michael Gleason serves as a Portfolio Manager of the Fund. Accordingly, the Prospectus is supplemented as follows:

1.       The disclosure in the sub-section entitled “Portfolio Manager” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Karl Richter, Portfolio Manager, has managed the Fund since its inception.

Michael Gleason, Portfolio Manager, has managed the Fund since November 2012.

2.       The disclosure in the section entitled “Portfolio Manager” on page 15 of the Prospectus is hereby deleted in its entirety and replaced with the following:

INVESTMENT TEAM

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.

Karl Richter has been with the Adviser since March 2009 and has more than 13 years of professional investment experience, including more than 11 years in fundamental long/short equity investment strategies.  He is part of the founding investment team at the Adviser and serves as a Senior Portfolio Manager.  Prior to joining the Adviser, Mr. Richter was a portfolio manager and research analyst at Susquehanna International Group and SAC Capital Advisors.  He was also previously an equity research analyst at Lehman Brothers and Robertson Stephens.  Mr. Richter earned a B.S. in Mechanical Engineering from the Massachusetts Institute of Technology.

Michael Gleason has been with the Adviser since September 2011 and has more than 17 years of professional investment experience, including more than 12 years in portfolio management roles.  He serves as Senior Portfolio Manager for AlphaOne Capital Partners.  Prior to joining the Adviser, Mr. Gleason was a partner and the Global Head of Quantitative Strategies at Gartmore Global Partners.  He also previously served as a research analyst at Putnam Investment and State Street Global Advisors.  Mr. Gleason earned his B.S. in Management Science from Bridgewater State University and an M.S. in Finance from Northeastern University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of Fund shares.

Please retain this supplement for future reference.

                                                                 ACP-SK-010-0100

THE ADVISORS' INNER CIRCLE FUND

ALPHAONE U.S. EQUITY LONG SHORT FUND
(THE “FUND”)

SUPPLEMENT DATED NOVEMBER 1, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2012

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information dated March 1, 2012 (the “SAI”), and should be read in conjunction with the SAI.
____________________________________________________________________________________________________________________________________________________________

Effective November 1, 2012, Michael Gleason serves as a Portfolio Manager of the Fund.

As of November 1, 2012, Mr. Gleason does not beneficially own shares of the Fund and is not responsible for the day to day management of other accounts.

Please retain this supplement for future reference.

                                                                 ACP-SK-011-0100